Net Loss Per Common Share (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Stock equivalents excluded from computation of Diluted EPS	323,251	466,094	347,251	604,006
Series D Preferred Stock [Member]
Stock equivalents excluded from computation of Diluted EPS		24,503
Convertible Debt Securities [Member]
Stock equivalents excluded from computation of Diluted EPS
Warrant [Member]
Stock equivalents excluded from computation of Diluted EPS	281,251	399,591
Seres D Preferred Warrants [Member]
Stock equivalents excluded from computation of Diluted EPS	42,000	42,000